18. Borrowings and financing (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2020	Jan. 06, 2020	Dec. 31, 2019	Sep. 30, 2019	Apr. 17, 2019	Dec. 31, 2018	Dec. 17, 2018	Sep. 11, 2018	Jan. 17, 2018
Disclosure of detailed information about borrowings [line items]
Borrowing costs	R$ (9)		R$ (82)
Interest rate	9.41%		10.73%			12.61%
1th Issue of Debentures - CDI (4th serie) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs	R$ 8,000
Nominal value	R$ 2,000
Swap Contracts [Member]
Disclosure of detailed information about borrowings [line items]
Weighted average annual rate of CDI	2.76%		5.96%
1th Issue Of Commercial Promissory Notes Of Sendas - CDI (6th serie) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs				R$ 800
1th Issue of Debentures - CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs					R$ 1,080
Interest rate					96.00%
4th Issue Of Commercial Promissory Notes - CDI (1th serie) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs							R$ 800
Interest rate							105.75%
16th Issue of Debentures - CDI (1nd serie) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs								R$ 1,200
Interest rate								106.00%
15th Issue of Debentures - CDI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs									R$ 800
Interest rate									104.75%
17th Issue of Debentures - CDI (1nd serie) [member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs		R$ 2,000
Interest rate		1.45%